The Gabelli Global Utility & Income Trust
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 79.6%
ENERGY AND UTILITIES  — 43.0%
Alternative Energy  — 2.1%
Non U.S. Companies
1,950 Brookfield Renewable Corp., Cl. A ........ $ 68,152
8,500 Vestas Wind Systems A/S ............... 246,239
U.S. Companies
36,814 NextEra Energy Partners LP ............. 2,236,451
7,500 Ormat Technologies Inc. ................ 635,775
400 SolarEdge Technologies Inc.† ............ 121,580
3,308,197
Diversified Industrial  — 1.9%
Non U.S. Companies
20,000 Bouygues SA .......................... 674,342
19,000 Jardine Matheson Holdings Ltd. ......... 922,830
U.S. Companies
250 Chart Industries Inc.† ................... 31,350
31,000 Flowserve Corp. ........................ 1,054,000
3,000 General Electric Co. ..................... 286,800
4,500 Mueller Water Products Inc., Cl. A ........ 62,730
3,032,052
Electric Transmission and Distribution  — 2.7%
Non U.S. Companies
9,000 Algonquin Power & Utilities Corp. ........ 75,516
1,700 Boralex Inc., Cl. A ...................... 51,761
28,000 Enel Chile SA, ADR ..................... 75,600
12,000 Fortis Inc. ............................. 510,100
1,050 Fortis Inc., New York .................... 44,656
10,100 Landis+Gyr Group AG ................... 773,272
1,100 Orsted AS ............................. 93,421
20,000 Red Electrica Corp. SA .................. 351,378
U.S. Companies
2,000 Consolidated Edison Inc. ................ 191,340
350 Sempra Energy ......................... 52,906
32,400 Twin Disc Inc.† ......................... 311,688
5,500 Unitil Corp. ............................ 313,720
15,300 WEC Energy Group Inc. ................. 1,450,287
4,295,645
Energy and Utilities: Integrated  — 23.7%
Non U.S. Companies
140,000 A2A SpA .............................. 223,190
10,000 Chubu Electric Power Co. Inc. ........... 105,366
152,000 Datang International Power Generation Co.
Ltd., Cl. H† .......................... 27,496
2,000 E.ON SE ............................... 24,943
14,000 E.ON SE, ADR .......................... 174,440
20,615 EDP - Energias de Portugal SA ........... 112,142
9,000 EDP - Energias de Portugal SA, ADR ..... 489,330
15,000 Electric Power Development Co. Ltd. ..... 240,746
Shares
Market
Value
35,000 Emera Inc. ............................. $ 1,437,810
10,000 Endesa SA ............................. 216,900
157,000 Enel SpA .............................. 958,090
4,000 Eni SpA ............................... 55,986
7,000 Eni SpA, ADR .......................... 196,000
230,000 Hera SpA .............................. 649,030
15,000 Hokkaido Electric Power Co. Inc.† ........ 54,905
22,000 Hokuriku Electric Power Co.† ............ 98,256
14,000 Huaneng Power International Inc., ADR† .. 293,914
216,600 Iberdrola SA ........................... 2,697,857
1,800 Innergex Renewable Energy Inc. ......... 19,552
36,000 Korea Electric Power Corp., ADR† ........ 249,840
23,000 Kyushu Electric Power Co. Inc.† ......... 131,132
12,000 Shikoku Electric Power Co. Inc.† ......... 68,055
15,000 The Chugoku Electric Power Co. Inc.† .... 76,031
14,000 The Kansai Electric Power Co. Inc. ....... 136,125
10,000 Tohoku Electric Power Co. Inc.† ......... 49,633
2,000 Verbund AG ............................ 173,520
U.S. Companies
1,500 ALLETE Inc. ........................... 96,555
900 Alliant Energy Corp. .................... 48,060
18,500 Ameren Corp. .......................... 1,598,215
23,500 American Electric Power Co. Inc. ......... 2,138,265
18,100 Avangrid Inc. .......................... 721,828
22,000 Avista Corp. ........................... 933,900
200 Badger Meter Inc. ...................... 24,364
600 Black Hills Corp. ........................ 37,860
500 CMS Energy Corp. ...................... 30,690
10,000 Dominion Energy Inc. ................... 559,100
1,000 DTE Energy Co. ........................ 109,540
10,700 Duke Energy Corp. ..................... 1,032,229
500 Entergy Corp. .......................... 53,870
2,000 Eos Energy Enterprises Inc.† ............ 5,140
17,000 Evergy Inc. ............................ 1,039,040
20,200 Eversource Energy ...................... 1,580,852
380,000 Gulf Coast Ultra Deep Royalty Trust ...... 9,035
16,000 Hawaiian Electric Industries Inc. ......... 614,400
10,000 MGE Energy Inc. ....................... 776,700
21,780 NextEra Energy Inc. ..................... 1,678,802
36,000 NiSource Inc. .......................... 1,006,560
11,000 NorthWestern Corp. .................... 636,460
34,200 OGE Energy Corp. ...................... 1,287,972
14,000 Otter Tail Corp. ......................... 1,011,780
14,500 PG&E Corp.† .......................... 234,465
14,000 Pinnacle West Capital Corp. ............. 1,109,360
27,000 PNM Resources Inc. .................... 1,314,360
40,000 Portland General Electric Co. ............ 1,955,600
9,900 PPL Corp. ............................. 275,121
15,000 Public Service Enterprise Group Inc. ..... 936,750
120,000 The AES Corp. ......................... 2,889,600
19,000 The Southern Co. ....................... 1,322,020

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
18,500 Xcel Energy Inc. ........................ $ 1,247,640
37,276,422
Environmental Services  — 0.3%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo SABESP, ADR .............. 25,025
15,476 Veolia Environnement SA ................ 476,658
U.S. Companies
2,000 SkyWater Technology Inc.† .............. 22,760
524,443
Independent Power Producers and Energy
Traders  — 0.2%
Non U.S. Companies
3,000 Atlantica Sustainable Infrastructure plc ... 88,680
U.S. Companies
3,000 NRG Energy Inc. ....................... 102,870
5,000 Vistra Corp. ............................ 120,000
311,550
Machinery  — 0.0%
Non U.S. Companies
50 Accelleron Industries AG† ............... 1,182
1,750 Accelleron Industries AG, ADR† .......... 40,950
42,132
Natural Gas Integrated  — 3.1%
Non U.S. Companies
80,000 Snam SpA ............................. 424,170
900 TC Energy Corp. ........................ 35,019
U.S. Companies
500 DT Midstream Inc. ...................... 24,685
32,000 Kinder Morgan Inc. ..................... 560,320
62,000 National Fuel Gas Co. ................... 3,579,880
4,000 ONEOK Inc. ............................ 254,160
4,878,234
Natural Gas Utilities  — 3.1%
Non U.S. Companies
1,000 Engie SA .............................. 15,806
9,800 Engie SA, ADR ......................... 155,036
16,000 Italgas SpA ............................ 97,605
100,000 National Grid plc ....................... 1,352,642
13,700 National Grid plc, ADR .................. 931,463
U.S. Companies
6,000 Atmos Energy Corp. .................... 674,160
1,500 Chesapeake Utilities Corp. ............... 191,985
Shares
Market
Value
1,000 ONE Gas Inc. .......................... $ 79,230
20,000 Southwest Gas Holdings Inc. ............ 1,249,000
2,000 Spire Inc. .............................. 140,280
4,887,207
Natural Resources  — 0.6%
Non U.S. Companies
14,000 Cameco Corp. .......................... 366,380
100 Linde plc .............................. 35,544
U.S. Companies
6,800 APA Corp. ............................. 245,208
2,200 Diamondback Energy Inc. ............... 297,374
944,506
Oil  — 0.8%
Non U.S. Companies
15,000 BP plc, ADR ........................... 569,100
10,000 Petroleo Brasileiro SA, ADR ............. 104,300
7,700 Shell plc, ADR ......................... 443,058
U.S. Companies
1,000 ConocoPhillips ......................... 99,210
1,215,668
Services  — 2.9%
Non U.S. Companies
1,000 ABB Ltd. ............................... 34,286
35,000 ABB Ltd., ADR ......................... 1,200,500
23,000 Enbridge Inc. .......................... 877,450
5,000 First Sensor AG ........................ 319,927
U.S. Companies
29,500 AZZ Inc. ............................... 1,216,580
8,000 Dril-Quip Inc.† ......................... 229,520
20,000 Halliburton Co. ......................... 632,800
4,511,063
Water  — 1.6%
Non U.S. Companies
5,000 Consolidated Water Co. Ltd. ............. 82,150
40,000 Fluence Corp. Ltd.† ..................... 5,080
2,000 Fluidra SA ............................. 35,116
34,000 Severn Trent plc ........................ 1,207,522
35,000 United Utilities Group plc ................ 457,666
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 27,680
5,000 California Water Service Group .......... 291,000
6,500 Essential Utilities Inc. ................... 283,725
1,000 Middlesex Water Co. .................... 78,120
1,000 SJW Group ............................ 76,130
2,544,189
TOTAL ENERGY AND UTILITIES ....... 67,771,308
..............................................................................

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER  — 21.9%
Aerospace  — 0.5%
Non U.S. Companies
50,000 Rolls-Royce Holdings plc† .............. $ 91,915
U.S. Companies
12,000 AAR Corp.† ............................ 654,600
746,515
Automotive  — 1.0%
Non U.S. Companies
350 Ferrari NV ............................. 94,829
80,000 Iveco Group NV† ....................... 756,981
40,000 Traton SE .............................. 782,141
U.S. Companies
500 General Motors Co. ..................... 18,340
1,652,291
Building and Construction  — 0.6%
Non U.S. Companies
500 Acciona SA ............................ 100,154
1,700 Sika AG ............................... 474,725
U.S. Companies
5,000 Arcosa Inc. ............................ 315,550
890,429
Business Services  — 0.6%
Non U.S. Companies
45,000 JCDecaux SE† ......................... 942,376
160,000 Sistema PJSC FC, GDR†(a) .............. 80,000
1,022,376
Computer Hardware  — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C ............. 12,063
Computer Software and Services  — 0.4%
Non U.S. Companies
550 Check Point Software Technologies Ltd.† . 71,500
2,200 Prosus NV ............................. 171,641
U.S. Companies
1,800 Global Payments Inc. ................... 189,432
2,100 Kyndryl Holdings Inc.† .................. 30,996
3,800 N-able Inc.† ........................... 50,160
500 Oracle Corp. ........................... 46,460
3,500 SolarWinds Corp.† ..................... 30,100
682 VMware Inc., Cl. A† .................... 85,148
675,437
Consumer Products  — 0.3%
Non U.S. Companies
15,000 Essity AB, Cl. B ......................... 428,365
Shares
Market
Value
1,500 Salvatore Ferragamo SpA ............... $ 27,411
455,776
Consumer Services  — 0.6%
U.S. Companies
200 Amazon.com Inc.† ..................... 20,658
23,500 Matthews International Corp., Cl. A ....... 847,410
868,068
Diversified Industrial  — 0.7%
Non U.S. Companies
46,000 Ardagh Group SA† ..................... 469,200
U.S. Companies
500 Corning Inc. ........................... 17,640
100 Roper Technologies Inc. ................ 44,069
22,000 Trinity Industries Inc. ................... 535,920
1,066,829
Electronics  — 1.9%
Non U.S. Companies
9,500 Kyocera Corp. .......................... 492,834
1,000 Signify NV ............................. 33,229
23,500 Sony Group Corp., ADR ................. 2,130,275
U.S. Companies
1,500 Advanced Micro Devices Inc.† ........... 147,015
800 Axcelis Technologies Inc.† .............. 106,600
2,817 Kimball Electronics Inc.† ................ 67,890
1,000 Proto Labs Inc.† ....................... 33,150
50 Texas Instruments Inc. .................. 9,300
100 Universal Display Corp. ................. 15,513
3,035,806
Entertainment  — 1.4%
Non U.S. Companies
130,000 Grupo Televisa SAB, ADR ............... 687,700
31,000 Manchester United plc, Cl. A ............. 686,650
1,500 Naspers Ltd., Cl. N ..................... 277,419
U.S. Companies
16,000 Fox Corp., Cl. B ........................ 500,960
4,500 Warner Bros Discovery Inc.† ............ 67,950
2,220,679
Financial Services  — 3.6%
Non U.S. Companies
1,125 Brookfield Asset Management Ltd., Cl. A .. 36,810
4,500 Brookfield Corp. ........................ 146,655
55,000 Commerzbank AG† ..................... 578,700
50,000 GAM Holding AG† ...................... 30,384
15,000 Janus Henderson Group plc ............. 399,600
12,000 Kinnevik AB, Cl. A† ..................... 194,932
135,000 Orascom Financial Holding SAE† ......... 833
100,000 Resona Holdings Inc. ................... 481,642
30,000 UBS Group AG ......................... 640,200

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
Non U.S. Companies (Continued)
24,000 UBS Group AG ......................... $ 505,995
U.S. Companies
7,000 AllianceBernstein Holding LP ............ 255,920
18,000 Bank of America Corp. .................. 514,800
16,000 The Bank of New York Mellon Corp. ...... 727,040
1,000 The Goldman Sachs Group Inc. .......... 327,110
21,000 UGI Corp. .............................. 729,960
3,500 Wells Fargo & Co. ...................... 130,830
5,701,411
Food and Beverage  — 5.5%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 1,180,392
40,000 Davide Campari-Milano NV .............. 488,025
7,300 Diageo plc, ADR ........................ 1,322,614
6,500 Fomento Economico Mexicano SAB de CV,
ADR ................................ 618,735
6,500 Heineken NV ........................... 698,299
1,500 Kerry Group plc, Cl. A ................... 149,661
4,000 Kikkoman Corp. ........................ 203,050
56,000 Maple Leaf Foods Inc. .................. 1,083,537
10,000 Nestlé SA .............................. 1,218,209
2,000 Pernod Ricard SA ...................... 452,670
1,500 Remy Cointreau SA ..................... 273,294
1,000 Yakult Honsha Co. Ltd. .................. 72,529
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 832,100
8,593,115
Health Care  — 0.4%
U.S. Companies
16,000 Pfizer Inc. ............................. 652,800
Hotels and Gaming  — 0.7%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 126,240
350,000 Mandarin Oriental International Ltd.† ..... 605,500
350,000 The Hongkong & Shanghai Hotels Ltd.† .. 348,667
1,080,407
Machinery  — 1.7%
Non U.S. Companies
180,000 CNH Industrial NV ...................... 2,748,600
Metals and Mining  — 0.3%
U.S. Companies
10,000 Freeport-McMoRan Inc. ................. 409,100
Shares
Market
Value
Specialty Chemicals  — 1.4%
Non U.S. Companies
4,500 Axalta Coating Systems Ltd.† ............ $ 136,305
550 Givaudan SA ........................... 1,787,147
U.S. Companies
300 Air Products and Chemicals Inc. ......... 86,163
1,000 Rogers Corp.† ......................... 163,430
2,173,045
Transportation  — 0.3%
U.S. Companies
4,000 GATX Corp. ............................ 440,080
TOTAL OTHER .................... 34,444,827
..............................................................................
COMMUNICATIONS  — 14.7%
Cable and Satellite  — 4.2%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 585,120
100,000 ITV plc ................................ 102,142
27,100 Liberty Global plc, Cl. A† ................ 528,450
44,000 Liberty Global plc, Cl. C† ................ 896,720
44,000 Liberty Latin America Ltd., Cl. A† ........ 365,640
3,632 Liberty Latin America Ltd., Cl. C† ........ 30,001
43,000 Rogers Communications Inc., Cl. B ....... 1,993,480
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 71,522
16,000 Comcast Corp., Cl. A .................... 606,560
42,000 DISH Network Corp., Cl. A† ............. 391,860
6,800 EchoStar Corp., Cl. A† .................. 124,372
168 Liberty Broadband Corp., Cl. B† .......... 13,580
87,000 WideOpenWest Inc.† ................... 924,810
6,634,257
Telecommunications  — 8.9%
Non U.S. Companies
37,000 BCE Inc. ............................... 1,657,230
135,000 BT Group plc, Cl. A ..................... 242,810
44,000 Deutsche Telekom AG ................... 1,066,497
56,000 Deutsche Telekom AG, ADR ............. 1,354,640
12,000 Itissalat Al-Maghrib ..................... 115,044
465,000 Koninklijke KPN NV ..................... 1,641,976
94,500 Orange Belgium SA† .................... 1,563,925
5,000 Orange SA, ADR ........................ 59,650
27,000 Orascom Investment Holding, GDR† ..... 378
60,000 Pharol SGPS SA† ...................... 3,527
15,000 Proximus SA ........................... 144,683
1,100 Swisscom AG .......................... 701,153
2,000 Swisscom AG, ADR ..................... 128,000
40,000 Telecom Italia SpA† ..................... 13,196
13,500 Telefonica Brasil SA, ADR ............... 102,195
210,000 Telefonica Deutschland Holding AG ....... 646,113

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
80,000 Telefonica SA, ADR ..................... $ 342,400
70,000 Telekom Austria AG ..................... 527,609
32,000 Telenet Group Holding NV ............... 726,702
65,000 Telesat Corp.† .......................... 559,000
5,000 TELUS Corp. ........................... 99,260
12,000 VEON Ltd., ADR† ....................... 211,440
U.S. Companies
7,000 AT&T Inc. .............................. 134,750
1,000 Cisco Systems Inc. ..................... 52,275
64,000 Lumen Technologies Inc. ................ 169,600
100 Motorola Solutions Inc. ................. 28,613
12,000 Shenandoah Telecommunications Co. .... 228,240
20,000 Telephone and Data Systems Inc. ........ 210,200
1,000 T-Mobile US Inc.† ...................... 144,840
29,000 Verizon Communications Inc. ............ 1,127,810
14,003,756
Wireless Communications  — 1.6%
Non U.S. Companies
3,000 America Movil SAB de CV, ADR† ......... 63,150
5,000 Infrastrutture Wireless Italiane SpA ....... 65,720
42,000 Millicom International Cellular SA, SDR† .. 794,961
6,000 Mobile TeleSystems PJSC, ADR†(a) ...... 3,660
5,000 SK Telecom Co. Ltd., ADR ............... 102,550
28,000 Turkcell Iletisim Hizmetleri A/S, ADR ..... 120,400
80,000 Vodafone Group plc, ADR ............... 883,200
U.S. Companies
7,500 Anterix Inc.† ........................... 247,800
14,000 United States Cellular Corp.† ............ 290,220
1,600 Vimeo Inc.† ............................ 6,128
2,577,789
TOTAL COMMUNICATIONS ........... 23,215,802
..............................................................................
TOTAL COMMON STOCKS ........... 125,431,937
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... 23,550
..............................................................................
RIGHTS — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
Non U.S. Companies
17,029 Ipsen SA/Clementia, CVR†(a) ............ 0
..............................................................................
Shares
Market
Value
WARRANTS — 0.1%
ENERGY AND UTILITIES  — 0.1%
Natural Resources  — 0.1%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... $ 61,500
Services  — 0.0%
Non U.S. Companies
2,850 Weatherford International plc, expire
12/13/23† ........................... 1,382
TOTAL ENERGY AND UTILITIES ....... 62,882
..............................................................................
OTHER  — 0.0%
Diversified Industrial  — 0.0%
Non U.S. Companies
1,250 SDCL EDGE Acquisition Corp., expire
12/31/28† ........................... 244
..............................................................................
TOTAL WARRANTS ................. 63,126
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 20.3%
$ 32,310,000 U.S. Treasury Bills,
4.493% to 5.098%††, 04/13/23 to
09/07/23 ............................ 31,991,834
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $133,153,964) .................... $ 157,510,447
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 64.5% $ 101,607,862
Europe .............................. 29.6 46,732,442
Japan ............................... 2.8 4,340,578
Asia/Pacific ......................... 1.7 2,677,037
Latin America ....................... 1.1 1,758,855
South Africa ......................... 0.2 277,419
Africa/Middle East ................... 0.1 116,254
Total Investments ................... 100.0% $ 157,510,447